Changes in organization and acquisitions and disposals of subsidiaries and businesses	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure of changes in organisation and disposals [text block]
Note 29

Changes in organization and acquisitions and disposals

of subsidiaries and

businesses

Disposals of subsidiaries and businesses
Sale of UBS Swiss Financial Advisers AG
In the

third quarter

of 2022,

UBS

completed the

sale

of its

wholly owned

subsidiary UBS

Swiss Financial

Advisers

AG
(SFA) to Vontobel. UBS continues to refer US clients that want to have discretionary portfolio management or investment
advisory services booked

in Switzerland

to Vontobel

SFA.

Upon

completion of the

sale, UBS

recorded a

pre-tax gain

of
USD 86 m in 2022, which was recognized in
Other income
.
Prior to completion of the sale, the assets and liabilities that were subject to the transaction were presented as a disposal group held

for sale within
Other non-financial assets

and
Other non-financial liabilities

(31 December 2021:

USD
446 m
and USD 475 m, respectively).
Sale of wealth management business

in Spain
UBS completed

the sale of

its domestic

wealth

management business

in Spain

to Singular

Bank in

the third

quarter of
2022. The sale

included

the transition

of employees, client

relationships, products and services

of the

wealth management
business of UBS

in Spain and resulted in a pre-tax gain of

USD
133 m in 2022, which was recognized in
Other income
.
Prior to completion of the sale, the assets and liabilities that were subject to the transaction were presented as a disposal group held

for sale within
Other non-financial assets

and
Other non-financial liabilities

(31 December 2021:

USD
647 m
and USD 823 m, respectively).
Sale of US alternative investments administration

business
In the

fourth quarter

of 2022,

UBS

sold

its US

alternative investments

administration

business

and

recorded

a pre

-tax
gain of USD 41 m gain in
Other income
.
Sale of investments in associates and

joint ventures
UBS sold its minority

investment (49%) in its Japanese real estate

joint venture, Mitsubishi Corp.-UBS Realty Inc., in 2022.
›

Refer to Note 28b

for more information
Acquisitions of subsidiaries and

businesses
Wealthfront
In August

2022, UBS and

Wealthfront mutually agreed

to terminate their

merger agreement, under

which Wealthfront
was to be acquired by UBS Americas Inc. In the third quarter of 2022, UBS purchased a USD 69.7 m note convertible into
Wealthfront shares.

UBS AG
Entity [Table]
Disclosure of changes in organisation and disposals [text block]
Note 29

Changes in organization and acquisitions and disposals

of subsidiaries and

businesses

Disposals of subsidiaries and businesses
Sale of UBS Swiss Financial Advisers AG
In the third quarter of 2022,

UBS AG completed the sale of its wholly owned

subsidiary UBS Swiss Financial Advisers AG
(SFA)

to

Vontobel.

UBS

AG

continues

to

refer

US

clients

that

want

to

have

discretionary

portfolio

management

or
investment advisory

services booked

in Switzerland to

Vontobel

SFA.

Upon

completion of

the sale, UBS

AG recorded

a
pre-tax gain of USD 86
m in 2022, which was recognized

in
Other income
.
Prior to completion of the sale, the assets and liabilities that were subject to the transaction were presented as a disposal group held

for sale within
Other non-financial assets

and
Other non-financial liabilities

(31 December 2021:

USD
446 m
and USD 475 m, respectively).
Sale of wealth management business

in Spain
UBS AG

completed the sale

of its domestic

wealth management

business in

Spain to Singular

Bank in the

third quarter
of

2022.

The

sale

included

the

transition

of

employees,

client

relationships,

products

and

services

of

the

wealth
management business

of UBS

AG in Spain

and resulted

in a pre-tax

gain of

USD
133
m in 2022,

which was

recognized
in
Other income
.
Prior to completion of the sale, the assets and liabilities that were subject to the transaction were presented as a disposal group held

for sale within
Other non-financial assets

and
Other non-financial liabilities

(31 December 2021:

USD
647 m
and USD 823 m, respectively).
Sale of US alternative investments administration

business
In the fourth quarter of 2022, UBS AG sold its US alternative investments administration business and recorded a pre-tax gain of USD 41 m gain in
Other income
.
Sale of investments in associates and

joint ventures
UBS AG

sold its minority investment

(49%) in

its Japanese real

estate joint venture,

Mitsubishi Corp.

-UBS Realty Inc.,

in
2022.
›

Refer to Note 28b

for more information
Acquisitions of subsidiaries and

businesses
Wealthfront
In

August

2022,

UBS

AG

and

Wealthfront

mutually

agreed

to

terminate

their

merger

agreement,

under

which
Wealthfront was to be acquired by UBS Americas Inc. In the

third quarter of 2022, UBS AG purchased a USD
69.7 m note
convertible into Wealthfront

shares.